Participation and residual liabilities in the Pictures segment - Summary of Detailed Information on Participation and Residual Liabilities Explanatory (Detail) - Pictures Segment [Member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information On Participation And Residual Liabilities [Line Items]
Balance at beginning of the fiscal year	¥ 277,970
Current portion	190,162	¥ 161,433
Non-current portion	220,113	116,537
Additional participation and residual liabilities	254,916
Amounts paid during the year	(159,836)
Translation adjustment	37,225
Balance at end of the fiscal year	¥ 410,275	¥ 277,970